CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	$ 9,365	$ (22,120)	$ (107,488)
Other comprehensive (loss) income, net of tax
Foreign currency translation, net of nil income taxes	(152)	425	(4,868)
Net unrealized gain on available-for-sale investments, net of tax of nil for the years ended December 31, 2019, 2020 and 2021, respectively	0	0	9
Transfer to statements of operations of realized gain on available-for-sale investments, net of tax of nil for the years ended December 31, 2019, 2020 and 2021, respectively	0	0	(9)
Other comprehensive (loss) income	(152)	425	(4,868)
Comprehensive (loss) income	9,213	(21,695)	(112,356)
Less: total comprehensive loss attributable to noncontrolling interest	(4,144)	(2,351)	(57,915)
Comprehensive (loss) income attributable to Renren Inc.	$ 13,357	$ (19,344)	$ (54,441)